Expense Example, No Redemption - Pioneer Fundamental Growth Fund	Aug. 01, 2021 USD ($)
A
Expense Example, No Redemption:
1	$ 675
3	887
5	1,116
10	1,773
C
Expense Example, No Redemption:
1	175
3	542
5	933
10	2,030
K
Expense Example, No Redemption:
1	66
3	208
5	362
10	810
R
Expense Example, No Redemption:
1	142
3	440
5	761
10	1,669
Y
Expense Example, No Redemption:
1	78
3	243
5	422
10	$ 942